Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2014 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$33,464	$(12,695)	$(8,917)	$11,852
Computer software	5,954	(4,235)	(259)	1,460
Developed technologies	46,587	(19,431)	(10,751)	16,405
Trademarks and domain names	23,689	(5,875)	(9,534)	8,280
Cinema advertising slot rights	53,239	(37,360)	—	15,879
Others	22,826	(4,764)	(3,662)	14,400

Total	$185,759	$(84,360)	$(33,123)	$68,276

	As of December 31, 2013 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$25,588	$(8,083)	$(7,244)	$10,261
Computer software	5,379	(2,672)	(260)	2,447
Developed technologies	36,698	(12,870)	(3,432)	20,396
Trademarks and domain names	18,048	(3,939)	(543)	13,566
Cinema advertising slot rights	87,210	(61,314)	(4,115)	21,781
Others	7,406	(867)	(1,595)	4,944

Total	$180,329	$(89,745)	$(17,189)	$73,395

Amortization

The amortization expense for intangible assets was $23.4 million, $26.8 million and $41.4 million, respectively, for the years ended December 31, 2012, 2013 and 2014.

As of December 31, 2014, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2015	$31,598
2016	18,990
2017	6,532
2018	3,399
2019	2,989
Thereafter	4,768

Total expected amortization expense	$68,276

Impairment

In 2014, the Group recognized a $20.2 million impairment loss. In December 2014, Changyou reviewed the operations of RaidCall and recognized a $15.3 million impairment loss for intangible assets. The impairment loss is recognized in the consolidated statements of comprehensive income as “goodwill impairment and impairment of intangibles as part of acquisition of a business”. The impairment for intangible assets was mainly from domain names and computer software.

In 2013, the Group recognized a $3.6 million impairment loss related to Changyou’s intangible assets in the consolidated statements of comprehensive income as cost of revenues and product development expense.